Schedule H, Line 4i - Schedule of Assets (Held at End of Year) (Details) - SAP America, Inc. 401(k) Plan	12 Months Ended
Dec. 31, 2025 USD ($)
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
Current Value	$ 9,182,568,777
Notes receivable from participants	38,457,599
Total Investments at fair value and notes receivable from participants	$ 9,221,026,376
Investment, Identifier [Axis]: Allspring Special Mid Cap Value Fund; Class R6, Registered investment company
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	sap:AllspringSpecialMidCapValueFundClassR6Member
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
Current Value	$ 39,395,768
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: BlackRock High Yield Portfolio, Class K, Registered investment company
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	sap:BlackrockHighYieldPortfolioClassKMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
Current Value	$ 39,849,364
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: DFA Global Equity Portfolio; Institutional Class, Registered investment company
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	sap:DfaGlobalEquityPortfolioInstitutionalClassMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
Current Value	$ 165,496,788
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: DFA US Targeted Value Portfolio, Registered investment company
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	sap:DfaUsTargetedValuePortfolioMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
Current Value	$ 24,638,312
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: Emerging Markets Stock Index, Registered investment company
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	sap:EmergingMarketsStockIndexMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
Current Value	$ 70,503,918
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: Explorer, Registered investment company
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	sap:ExplorerMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
Current Value	$ 126,076,067
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: Fidelity Total Bond K6 Fund, Registered investment company
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	sap:FidelityTotalBondK6FundMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
Current Value	$ 45,579,329
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: Global Equity, Registered investment company
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	sap:GlobalEquityMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
Current Value	$ 1,223
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: International Growth, Registered investment company
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	sap:InternationalGrowthMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
Current Value	$ 190,503,434
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: JPMCB Large Cap Growth Fund; CF-E Class, Common collective trust
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	sap:JpmcbLargeCapGrowthFundCfEClassMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust Funds
Current Value	$ 484,046,078
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: JPMorgan Mid Cap Growth Fund; Class R6, Registered investment company
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	sap:JpmorganMidCapGrowthFundClassR6Member
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
Current Value	$ 41,903,743
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: PGIM Global Total Return; Class R6, Registered investment company
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	sap:PgimGlobalTotalReturnClassR6Member
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
Current Value	$ 14,551,893
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: PIMCO Income Fund, Registered investment company
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	sap:PimcoIncomeFundMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
Current Value	$ 63,381,607
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: SAP ADR Stock Fund, American depository receipts
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	sap:SapAdrStockFundMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	SAP ADR Stock Fund
Current Value	$ 118,251,590
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: Small-Cap Index, Registered investment company
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	sap:SmallCapIndexMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
Current Value	$ 125,812,813
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: TCW MetWest Total Return Bond Fund; Class I, Registered investment company
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	sap:TcwMetwestTotalReturnBondFundClassIMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
Current Value	$ 3,146
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: Target Retirement 2020, Common collective trust
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	sap:TargetRetirement2020Member
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust Funds
Current Value	$ 45,573,078
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: Target Retirement 2025, Common collective trust
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	sap:TargetRetirement2025Member
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust Funds
Current Value	$ 134,216,045
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: Target Retirement 2030, Common collective trust
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	sap:TargetRetirement2030Member
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust Funds
Current Value	$ 259,195,353
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: Target Retirement 2035, Common collective trust
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	sap:TargetRetirement2035Member
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust Funds
Current Value	$ 358,182,774
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: Target Retirement 2040, Common collective trust
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	sap:TargetRetirement2040Member
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust Funds
Current Value	$ 291,951,206
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: Target Retirement 2045, Common collective trust
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	sap:TargetRetirement2045Member
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust Funds
Current Value	$ 253,230,472
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: Target Retirement 2050, Common collective trust
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	sap:TargetRetirement2050Member
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust Funds
Current Value	$ 210,717,260
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: Target Retirement 2055, Common collective trust
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	sap:TargetRetirement2055Member
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust Funds
Current Value	$ 162,555,170
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: Target Retirement 2060, Common collective trust
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	sap:TargetRetirement2060Member
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust Funds
Current Value	$ 96,308,398
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: Target Retirement 2065, Common collective trust
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	sap:TargetRetirement2065Member
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust Funds
Current Value	$ 35,723,381
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: Target Retirement 2070, Common collective trust
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	sap:TargetRetirement2070Member
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust Funds
Current Value	$ 6,928,192
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: Target Retirement Income, Common collective trust
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	sap:TargetRetirementIncomeMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust Funds
Current Value	$ 42,470,375
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: Vanguard Brokerage Option, Vanguard brokerage option
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	sap:VanguardBrokerageOptionMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Vanguard Brokerage Option
Current Value	$ 215,176,354
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: Vanguard Cash Reserves Federal MM Fund Admiral Shares, Interest-bearing cash account
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	sap:VanguardCashReservesFederalMmFundAdmiralSharesMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
Current Value	$ 117,200,025
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: Vanguard Institutional 500 Index Trust B, Common collective trust
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	sap:VanguardInstitutional500IndexTrustBMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust Funds
Current Value	$ 1,742,452,368
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: Vanguard Institutional Extended Market Index Trust B, Common collective trust
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	sap:VanguardInstitutionalExtendedMarketIndexTrustBMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust Funds
Current Value	$ 398,416,169
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: Vanguard Institutional Total Bond Market Index Trust B, Common collective trust
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	sap:VanguardInstitutionalTotalBondMarketIndexTrustBMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust Funds
Current Value	$ 467,442,500
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: Vanguard Institutional Total International Stock Market Index Trust B, Common collective trust
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	sap:VanguardInstitutionalTotalInternationalStockMarketIndexTrustBMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust Funds
Current Value	$ 571,829,145
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: Vanguard Retirement Savings Trust II, Common collective trust
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	sap:VanguardRetirementSavingsTrustIiMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust Funds
Current Value	$ 192,585,852
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: Wellington, Registered investment company
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	sap:WellingtonMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
Current Value	$ 1,787,986,420
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: Windsor II, Registered investment company
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	sap:WindsorIiMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
Current Value	$ 242,433,167
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Minimum
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
Interest rates of notes receivable from participants	4.25%
Maximum
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
Interest rates of notes receivable from participants	10.50%